Transactions and balances with related parties	12 Months Ended
Dec. 31, 2018
Disclosure of transactions and balances with related parties [Abstract]
Disclosure of related party [text block]
(20)	Transactions and balances with related parties

(a)	Transactions with management

Compensation

The following table shows the compensation paid to the directors and executives for services provided in their respective positions for the years ended December 31, 2018, 2017 and 2016:

	December 31,
	2018	2017	2016
Compensation	$61,189	56,201	53,531

(b)	Transactions with other related parties

Below is a summary of the Company’s transactions and balances with other related parties, which are comprised of affiliates that are under common control:

i.
Revenues

	Transaction value			Balance as of
	December 31,			December 31,
	2018	2017	2016	2018	2017	2016
Sales of products to:
Vimifos, S.A. de C.V.	$8,812	47,344	41,715	$99	326	4,261
Frescopack, S.A. de C.V.	-	10	66	-	-	32
Taxis Aéreos del Noroeste, S.A. de C.V.	28	1,013	1,927	-	-	144,562
	$8,840	48,367	43,708	$99	326	148,855

The balance of Taxis Aéreos del Noroeste, S.A. de C.V. as of December 31, 2016 for $144,562 corresponds to a loan that bears interest and is due in the short term.

ii.
Expenses and balances payable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2018	2017	2016	2018	2017	2016
Purchases of food, raw materials and packing supplies
Vimifos, S.A. de C.V.	$557,490	392,226	554,282	$103,371	12,830	126,396
Frescopack, S.A. de C.V.	193,396	179,357	137,752	28,951	29,537	35,931
Pulmex 2000, S.A. de C.V.	37,794	26,700	41,122	5,227	8,138	7,528
Qualyplast, S.A. de C.V.	230	95	193	41	-	64
Purchases of vehicles, tires and spare parts
Maquinaria Agrícola, S.A. de C.V.	$-	793	34,446	64	64	1,898
Llantas y Accesorios, S.A. de C.V.	38,581	35,225	29,457	3,374	4,207	3,449
Autos y Accesorios, S.A. de C.V.	18,776	24,645	40,575	4,712	57	1,985
Autos y Tractores de Culiacán, S.A. de C.V.	17,671	14,037	39,504	1,486	79	5,298
Camiones y Tractocamiones de Sonora, S.A. de C.V.	19,490	85,448	153,802	216	172	6,137
Agencia MX-5, S.A de C.V.	47	15	25	7	4	2
Alfonso R. Bours, S.A. de C.V.	307	428	394	40	95	94
Cajeme Motors S.A. de C.V.	30	29	7,974	5	1	710
Airplane leasing expenses
Taxis Aéreos del Noroeste, S.A. de C.V.	$8,368	7,854	7,739	20	68	474
				$147,514	55,252	189,966

As of December 31, 2018, 2017 and 2016, balances payable to related parties correspond to current accounts denominated in pesos that bear no interest and are payable on a short-term basis.